Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2016
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

  Preferred stock: As at December 31, 2016 and 2015, the Company's authorized preferred stock consists of 25,000,000 shares (all in registered form) of preferred stock, par value $0.01 per share, of which 1,000,000 are designated as Series A Participating Preferred Shares; and 5,000,000 are designated as Series B Preferred Shares.

  On February 24, 2014, the Company completed a public offering of 2,600,000 shares of Series B Cumulative Redeemable Perpetual Preferred Shares, par value $0.01 per share, at $25.00 per share and with liquidation preference at $25.0 per share. The net proceeds from the offering (after the underwriting discount and other offering expenses payable by the Company) were $62,698 and the excess of the par value is included in “Additional paid-in capital”.

  Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights. Also, holders of series B preferred shares, rank prior to the holders of common shares with respect to dividends, distributions and payments upon liquidation. As at December 31, 2016 and 2015, the Company had 2,600,000 of Series B Preferred Shares issued and outstanding and none issued and outstanding of Series A Preferred Shares.

  Dividends on the Series B preferred shares are cumulative from the date of original issue and are payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.875% per annum, or $2.21875 per share per annum. For 2016, 2015, and 2014, dividends on Series B preferred shares amounted to $5,769, $5,769, and $5,080, respectively. At any time on or after February 14, 2019, the Company may redeem, in whole or in part, the series B preferred shares at a redemption price of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared.

  Common Stock: The Company's authorized capital stock consists of 200,000,000 shares (all in registered form) of common stock, par value $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

  Incentive plan: In November 2014, the Company's board of directors approved to adopt the 2014 Equity Incentive Plan, for 5,000,000 shares, of which as at December 31, 2016 4,234,759 remained reserved for issuance.

Restricted stock during 2016, 2015 and 2014 is analysed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2013	1,358,373	$10.25
Granted	1,864,000	9.38
Vested	(730,539)	11.25
Outstanding at December 31, 2014	2,491,834	$9.30
Granted	1,100,000	6.91
Vested	(827,522)	9.57
Outstanding at December 31, 2015	2,764,312	$8.27
Granted	2,150,000	2.26
Vested	(971,646)	8.67
Outstanding at December 31, 2016	3,942,666	$4.89

The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of operations over the respective vesting periods. For 2016, 2015, and 2014, an amount of $8,313, $8,279, and $7,744, respectively, was recognized in “General and administrative expenses” presented in the accompanying consolidated statements of operations.

At December 31, 2016 and 2015, the total unrecognized cost relating to restricted share awards was $13,567 and $17,021, respectively. At December 31, 2016, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.28 years.

  Share Repurchase Agreement: On May 22, 2014, the Company's Board of Directors authorized a share repurchase plan for up to $100,000 worth of shares of the Company's common stock. During 2014, the Company repurchased and retired 2,845,549 shares at an aggregate cost of approximately $25,349; during 2015, the Company repurchased and retired 413,804 shares at an aggregate cost of approximately $2,673 and none during 2016.